ACCOUNTING POLICIES (10K) (Detail Textuals 1) - Customer one - Customer	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
License and transaction processing revenues
Concentration Risk [Line Items]
Concentration percentage	16.00%	21.00%	26.00%
Number of customers	1	1	1
Equipment sales revenue
Concentration Risk [Line Items]
Concentration percentage	28.00%	17.00%
Number of customers	1	1
Trade accounts and finance receivables
Concentration Risk [Line Items]
Concentration percentage	18.00%	35.00%	22.00%
Number of customers	1	1	1